Transfer Of Financial Assets - Summary of the Financial Asssets Transfered by the Group that Continue to be Recognized (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Personal loans securitized [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Securitized Personal Loans	$ 0	$ 0
Asset	770,104	1,986,604
Liabilities	537,697	1,329,614
Transfers of receivables with recourse [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Asset	141,243	842,765
Liabilities	$ 74,073	$ 999,180